Federated Hermes MDT Large Cap Value ETF
Portfolio of Investments
November 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—3.3%
1,266		AT&T, Inc.	$ 29,321
929		Comcast Corp., Class A	40,123
425		Electronic Arts, Inc.	69,560
169		Omnicom Group, Inc.	17,715
192		Verizon Communications, Inc.	8,513
45		Walt Disney Co.	5,286
		TOTAL	170,518
		Consumer Discretionary—5.7%
717		Advance Auto Parts, Inc.	29,648
29	[1]	DoorDash, Inc.	5,234
402		eBay, Inc.	25,443
2,175		Gap (The), Inc.	52,744
250		General Motors Co.	13,897
30		McDonald’s Corp.	8,880
359		PVH Corp.	38,905
143		Royal Caribbean Cruises, Ltd.	34,900
638	[1]	SharkNinja, Inc.	64,151
209		TJX Cos., Inc.	26,269
		TOTAL	300,071
		Consumer Staples—8.5%
168	[1]	Bellring Brands, Inc.	13,181
699		Colgate-Palmolive Co.	67,544
649		Kimberly-Clark Corp.	90,438
975		Kroger Co.	59,553
935	[1]	Maplebear, Inc.	40,832
231		Molson Coors Beverage Company, Class B	14,336
230		PepsiCo, Inc.	37,594
857		Philip Morris International, Inc.	114,032
60		Target Corp.	7,939
		TOTAL	445,449
		Energy—6.0%
385		Cheniere Energy, Inc.	86,244
160		Chevron Corp.	25,909
1,181		Devon Energy Corp.	44,819
69		DT Midstream, Inc.	7,322
632		EOG Resources, Inc.	84,220
235		Marathon Petroleum Corp.	36,695
192		Phillips 66	25,724
156		TechnipFMC PLC	4,894
		TOTAL	315,827
		Financials—23.0%
221		Ameriprise Financial, Inc.	126,847
114		Aon PLC	44,636
35		Arch Capital Group Ltd.	3,525
901		Bank of New York Mellon Corp.	73,765
102	[1]	Berkshire Hathaway, Inc., Class B	49,268
658		Corebridge Financial, Inc.	21,300

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
444		Fidelity National Financial, Inc.	$ 28,145
470		Hartford Financial Services Group, Inc.	57,956
554		Interactive Brokers Group, Inc., Class A	105,864
498		Intercontinental Exchange, Inc.	80,158
35		Janus Henderson Group PLC	1,585
191		JPMorgan Chase & Co.	47,697
521		Northern Trust Corp.	57,914
353		Popular, Inc.	35,074
90		Principal Financial Group, Inc.	7,838
314		Progressive Corp., OH	84,428
1,084		Prudential Financial, Inc.	140,280
853		State Street Corp.	84,029
386		The Travelers Cos., Inc.	102,691
633		Wells Fargo & Co.	48,216
		TOTAL	1,201,216
		Health Care—15.2%
359		Abbott Laboratories	42,638
624		AbbVie, Inc.	114,148
9	[1]	Alnylam Pharmaceuticals, Inc.	2,278
146		Amgen, Inc.	41,299
117	[1]	Biogen, Inc.	18,794
237		Cardinal Health, Inc.	28,971
251	[1]	Centene Corp.	15,060
547		Dentsply Sirona, Inc.	10,749
2,826	[1]	Elanco Animal Health, Inc.	37,331
56		Elevance Health, Inc.	22,790
1,042		Gilead Sciences, Inc.	96,468
16		HCA Healthcare, Inc.	5,236
32		Humana, Inc.	9,484
361	[1]	Illumina, Inc.	52,038
672	[1]	Incyte Genomics, Inc.	50,125
824		Johnson & Johnson	127,728
36		Merck & Co., Inc.	3,659
22	[1]	Regeneron Pharmaceuticals, Inc.	16,505
77		Teleflex, Inc.	14,849
55		The Cigna Group	18,579
80		UnitedHealth Group, Inc.	48,816
101		Zoetis, Inc.	17,700
		TOTAL	795,245
		Industrials—15.6%
16		3M Co.	2,136
24		AGCO Corp.	2,429
625		Allison Transmission Holdings, Inc.	74,063
24		C.H. Robinson Worldwide, Inc.	2,534
99		Caterpillar, Inc.	40,205
36		Eaton Corp. PLC	13,515
79		GE Aerospace	14,391
311	[1]	GE Vernova, Inc.	103,911
49	[1]	Generac Holdings, Inc.	9,222
17		Leidos Holdings, Inc.	2,812
398		Manpower, Inc.	25,619
17		Northrop Grumman Corp.	8,324

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
780		Otis Worldwide Corp.	$ 80,324
40		Paycom Software, Inc.	9,277
39		Pentair PLC	4,251
214	[1]	SPX Technologies, Inc.	37,758
172		Trane Technologies PLC	71,590
42		TransDigm, Inc.	52,625
254		Union Pacific Corp.	62,144
76	[1]	United Airlines Holdings, Inc.	7,359
1,186		Veralto Corp.	128,313
269		Waste Management, Inc.	61,391
		TOTAL	814,193
		Information Technology—10.0%
632	[1]	DXC Technology Co.	14,220
979	[1]	Fortinet, Inc.	93,054
589	[1]	GoDaddy, Inc.	116,369
3,341		Hewlett Packard Enterprise Co.	70,896
86		IBM Corp.	19,557
138		NetApp, Inc.	16,924
925	[1]	Nutanix, Inc.	60,384
289		Qualcomm, Inc.	45,815
162		TD SYNNEX Corp.	19,277
780	[1]	Zoom Video Communications, Inc.	64,498
		TOTAL	520,994
		Materials—4.6%
558		Alcoa Corp.	25,908
111		Celanese Corp.	8,126
548		CRH PLC	56,044
459		FMC Corp.	27,122
855		Newmont Corp.	35,859
77		Nucor Corp.	11,911
599		PPG Industries, Inc.	74,498
		TOTAL	239,468
		Real Estate—3.7%
205		Gaming and Leisure Properties, Inc.	10,580
1,608		Kilroy Realty Corp.	66,780
260		SBA Communications, Corp.	58,825
749		SL Green Realty Corp.	58,565
		TOTAL	194,750
		Utilities—3.8%
315		Consolidated Edison Co.	31,686
132		Duke Energy Corp.	15,451
263		Edison International	23,078
2,278		Exelon Corp.	90,118
149		Vistra Corp.	23,816
166		WEC Energy Group, Inc.	16,774
		TOTAL	200,923
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $4,911,679)	5,198,654
		OTHER ASSETS AND LIABILITIES - NET—0.6%[2]	30,917
		TOTAL NET ASSETS—100%	$5,229,571

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.